REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Schedule of reimbursement rights and obligations

	12/31/2019	12/31/2018
Current assets:
CCC	48,458	454,139

Non-current assets:
CCC	9,096,614	8,827,501
CCC - ECL Allowance	(3,681,067)	(3,025,329)
	5,415,547	5,802,172

Total reimbursement rights	5,464,005	6,256,311

Current liabilities:
PROINFA	1,796,753	1,250,619
Total repayment obligation	1,796,753	1,250,619